Property, plant and equipment (Details Textual) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
DisclosureOfPropertyPlantAndEquipmentExplanatoryLineItems [Line Items]
Borrowing costs capitalised	€ 72	€ 105
Write-Off of tangible assets	239	289	€ 678
Increase (decrease) through net exchange differences, property, plant and equipment	(7,025)	1,886
Increase (decrease) through other changes, property, plant and equipment	(421)	(643)
Provision for decommissioning, restoration and rehabilitation costs	81	118	131
Property, plant and equipment, pledged as security	24	24
Government grants	110	90
Disposals Property Plant And Equipment	(1,448)
Deferred consideration	553	663
Deferred consideration due in next one year	442	530
Wells suspended	217
Exploration area under development	648
Reclassification due to development wells and plants	9,538
Reclassification due to exploratory wells	382
Reclassification wells in progress to completed	438
Property plant and equipment	€ 63,158	70,793	68,005
Exxon mobil [Member]
DisclosureOfPropertyPlantAndEquipmentExplanatoryLineItems [Line Items]
Proportion Of Ownership Interest In Joint Operation	35.70%
BP [Member]
DisclosureOfPropertyPlantAndEquipmentExplanatoryLineItems [Line Items]
Percentage of interest sold	10.00%
Rosneft [Member]
DisclosureOfPropertyPlantAndEquipmentExplanatoryLineItems [Line Items]
Percentage of interest sold	30.00%
Accumulated impairment [member]
DisclosureOfPropertyPlantAndEquipmentExplanatoryLineItems [Line Items]
Provisions	€ 16,005	17,558
Property plant and equipment	120,619	126,479
Unsuccessful Exploration [Member]
DisclosureOfPropertyPlantAndEquipmentExplanatoryLineItems [Line Items]
Write-Off of tangible assets	228
Unproved Mineral Interest [Member]
DisclosureOfPropertyPlantAndEquipmentExplanatoryLineItems [Line Items]
Property plant and equipment	€ 2,390	€ 2,450	2,212
Nigeria Government [Member]
DisclosureOfPropertyPlantAndEquipmentExplanatoryLineItems [Line Items]
Proportion of ownership interest in property	50.00%
Shell [Member]
DisclosureOfPropertyPlantAndEquipmentExplanatoryLineItems [Line Items]
Proportion of ownership interest in property	50.00%
Zohr asset in Egypt [Member]
DisclosureOfPropertyPlantAndEquipmentExplanatoryLineItems [Line Items]
Disposals Property Plant And Equipment	€ 1,328
Percentage of interest sold	40.00%
Gains On Disposals Of Property Plant And Equipment	€ 1,281
Zohr [Member]
DisclosureOfPropertyPlantAndEquipmentExplanatoryLineItems [Line Items]
Non current Assets Or Disposal Groups Classified As Held For Sale	€ 1,488
Percentage of business entity	40.00%
Proceeds From Disposal Of Non current Assets Or Disposal Groups Classified As Held For Sale And Discontinued Operations	€ 1,328
Bottom Of Range [Member]
DisclosureOfPropertyPlantAndEquipmentExplanatoryLineItems [Line Items]
Interest rates used for capitalizing finance expense	1.60%	2.70%
Top Of Range [Member]
DisclosureOfPropertyPlantAndEquipmentExplanatoryLineItems [Line Items]
Interest rates used for capitalizing finance expense	2.70%	5.30%
Exploration & Production Segment [Member]
DisclosureOfPropertyPlantAndEquipmentExplanatoryLineItems [Line Items]
Borrowing costs capitalised	€ 90
Write-Off of tangible assets	237	€ 93
Provision for decommissioning, restoration and rehabilitation costs	355	665
Property plant and equipment	56,833	64,428
Exploration & Production Segment [Member] | Accumulated impairment [member]
DisclosureOfPropertyPlantAndEquipmentExplanatoryLineItems [Line Items]
Property plant and equipment	95,775	101,131
Refining & Marketing and Chemical segment [Member]
DisclosureOfPropertyPlantAndEquipmentExplanatoryLineItems [Line Items]
Recognised finance lease as assets	29	29
Property plant and equipment	4,929	4,642
Refining & Marketing and Chemical segment [Member] | Accumulated impairment [member]
DisclosureOfPropertyPlantAndEquipmentExplanatoryLineItems [Line Items]
Property plant and equipment	19,625	19,477
Exploration Production Segment [Member]
DisclosureOfPropertyPlantAndEquipmentExplanatoryLineItems [Line Items]
Write-Off of tangible assets	(230)	(88)
Provision for decommissioning, restoration and rehabilitation costs	7,649
Reclassifications of property plant and equipment	(9,938)	(15,932)
Property plant and equipment	10,840	17,040	24,307
Exploration Production Segment [Member] | Well and installments in progress [Member]
DisclosureOfPropertyPlantAndEquipmentExplanatoryLineItems [Line Items]
Write-Off of tangible assets	(2)	(6)
Reversal of impairment loss recognised in profit or loss, property, plant and equipment	(111)
Reclassifications of property plant and equipment	(9,538)	(15,699)
Property plant and equipment	6,553	11,690	19,458
Exploration Production Segment [Member] | Unproved Mineral Interest [Member]
DisclosureOfPropertyPlantAndEquipmentExplanatoryLineItems [Line Items]
Reclassifications of property plant and equipment	(7)	(35)
Property plant and equipment	€ 2,390	€ 2,450	€ 2,212